Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Values in Use for CGU Impairment or Reversal (Pemex Exploration and Production) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	$ 269,468,559	$ 212,541,057	$ 192,230,147
Pemex Exploration and Production
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	260,366,967	258,625,179	386,065,787
Pemex Exploration and Production | Chuc
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	58,954,530	58,826,338	86,217,289
Pemex Exploration and Production | Crudo Ligero Marino
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	34,288,720	27,993,723	34,424,670
Pemex Exploration and Production | Ogarrio Magallanes
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	27,794,137	29,222,531	25,089,823
Pemex Exploration and Production | Aceite Terciario del Golfo
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	27,318,209	44,910,967	75,544,451
Pemex Exploration and Production | Tsimin Xux
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	26,234,797	42,487,962	29,336,464
Pemex Exploration and Production | Antonio J. Bermúdez
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	23,434,323	10,090,851	18,666,302
Pemex Exploration and Production | Cantarell
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	19,852,385	0	54,669,897
Pemex Exploration and Production | Ixtal - Manik
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	14,311,152	10,377,668	23,071,621
Pemex Exploration and Production | Poza Rica
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	6,089,496	8,212,280	0
Pemex Exploration and Production | Tamaulipas Constituciones
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	4,799,796	3,000,177	5,878,883
Pemex Exploration and Production | Ébano (CEE)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	4,690,690	4,857,880	0
Pemex Exploration and Production | Santuario El Golpe
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	3,640,552	0	17,225,366
Pemex Exploration and Production | Cárdenas-Mora
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	3,105,129	0	4,893,697
Pemex Exploration and Production | Arenque
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	2,629,121	5,307,805	5,920,659
Pemex Exploration and Production | Burgos
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	2,611,157	13,254,788	4,403,791
Pemex Exploration and Production | Cuenca de Macuspana
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	$ 612,773	$ 82,209	$ 722,874